Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net loss	$ (2,769,080)	$ (6,014,330)	$ (4,271,294)
Add items not involving cash:
Amortization of contract asset	12,111
Depreciation	2,998	4,155	5,780
Stock-based compensation	326,367	115,800	826,307
Changes in non-cash working capital balances:
Sales taxes recoverable	(962)	17,518	(40,244)
Prepaid expenses and deposits	(221,515)	(53,171)	(42,842)
Contract asset	(252,609)
Accounts payable and accrued liabilities	111,619	544,286	(21,893)
Contract liability	2,404,972
Net cash used in operating activities	(386,099)	(5,385,742)	(3,544,186)
Investing activities
Redemption (purchase) of guaranteed investment certificate		1,450,000	(1,450,000)
Net cash provided by (used for) investing activities		1,450,000	(1,450,000)
Financing activities
Gross proceeds on issuance of common shares	2,563,919	4,320,497	4,848,524
Proceeds on issuance of shares on exercise of warrants		371,551	244,997
Finder's fee	(256,392)	(319,965)	(214,374)
Net cash provided by financing activities	2,307,527	4,372,083	4,879,147
Increase (decrease) in cash and cash equivalents during the year	1,921,428	436,341	(115,039)
Cash and cash equivalents, beginning of the year	497,093	60,752	175,791
Cash and cash equivalents, end of the year	$ 2,418,521	$ 497,093	$ 60,752